Other liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilitiesThe detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Transactions in transit	498	663	803
Accrued expenses and deferred income	6,309	6,909	6,621
Other	5,529	5,220	5,664
	12,336	12,792	13,088